Loans and borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Loans and borrowings.
Summary of analysis of the carrying amount of loans and borrowings

		As at June 30,
	Note	2020	2021
		RMB’000	RMB’000
Non-current liabilities
Unsecured bank loans	(i)	9,777	—
Borrowings from non-controlling interest shareholders	(ii)	5,430	6,612
Other borrowings		—	313
		15,207	6,925

Current liabilities
Current portion of unsecured bank loans	(i)	—	8,921
Current portion of borrowings from non-controlling interest shareholders	(ii)	—	4,748
Unsecured bank loans	(iii)	400,000	—
Other borrowings		1,182	—
		401,182	13,669

Notes:

(i)	In April 2020, under the rules issued by the U.S. Small Business Administration (SBA) implementing the Paycheck Protection Program under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “Paycheck Protection Program Rule”), the subsidiaries in the U.S. obtained unsecured bank loans with an aggregated amount of US$1,381,000 (equivalent to RMB9,777,000 and RMB8,921,000 on June 30, 2020 and 2021, respectively). The loans bear an interest rate of 0.98% per annum with a term of 2 years and will expire in April 2022. Under the Paycheck Protection Program Rule, loan forgiveness will be provided for documented payroll costs and covered rent payments and utilities that qualify SBA requirements. As of June 30, 2021, the Group had not yet qualified for the loan forgiveness.
(ii)	The long-term borrowings from non-controlling interest shareholders outstanding as at June 30, 2020 mainly comprised a loan with principal amount of IDR10,600,000,000 (equivalent to RMB5,289,000 and RMB4,748,000 on June 30, 2020 and 2021, respectively) and bearing nil interest rate. The loan was with a term of 5 years and will expire in April 2022. The loan was classified as current liability as of June 30, 2021.

The long-term borrowings from non-controlling interest shareholders outstanding as at June 30, 2021 represented two loans:

●	a loan obtained in a subsidiary acquired during the year ended June 30, 2021 with principal amount of SGD1,350,000 (equivalent to RMB6,484,000 on June 30, 2021). The loan bears an interest rate of 3% per annum and as agreed with the lender. As agreed with the lender, the loan is not required to be repaid until certain performance conditions are met by the subsidiary. As of June 30, 2021, such performance conditions were not expected to be met within one year.
●	a loan with principal amount of USD20,000 (equivalent to RMB141,000 and RMB128,000 on June 30, 2020 and 2021, respectively) and bearing interest rate of 9% per annum. The loan was with a term of 5 years and will expire in April and December 2022.
(iii)	The unsecured bank loans outstanding as at June 30, 2020 under current liabilities included the following three loans:
●	An unsecured loan of RMB50,000,000 obtained from a bank in the PRC on December 17, 2019, with a term of 1 year and bearing an interest rate of 4.15% per annum;
●	An unsecured loan of RMB150,000,000 obtained from a bank in the PRC on March 16, 2020, with maturity date at September 12, 2020 and bearing an interest rate of 3.70% per annum; and
●	An unsecured loan of RMB200,000,000 obtained from a bank in the PRC on February 28, 2020, with a term of 1 year and bearing an interest rate of 3.85% per annum. The loan was subject to the fulfilment of covenants relating to certain financial ratios of MINISO Guangzhou. As of June 30, 2020, MINISO Guangzhou did not meet certain financial ratios and the loan has become repayable on demand.

The above three loans were fully repaid in July 2020.

Summary of terms and repayment schedule

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Within 1 year or on demand	401,182	13,669

After 1 year but within 2 years	15,066	442
After 2 years but within 5 years	141	1,297
More than 5 years	—	5,186

	15,207	6,925

	416,389	20,594